Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Principal Subsidiaries and Their Countries of Incorporation
The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2019. The equity share capital of these entities is wholly owned by the Group except where its percentage interest is shown otherwise. All companies are incorporated in their principal country of operation except where stated.

England	US
Glaxo Group Limited	Block Drug Company, Inc. (68%)
Glaxo Operations UK Limited	Corixa Corporation
GlaxoSmithKline Capital plc	GlaxoSmithKline Capital Inc.
GlaxoSmithKline Consumer Healthcare Holdings Limited*	GlaxoSmithKline Consumer Healthcare Holdings (US) LLC (68%)
GlaxoSmithKline Consumer Healthcare (UK) Trading Limited (68%)	GlaxoSmithKline Consumer Healthcare, L.P. (59.84%)
GlaxoSmithKline Export Limited	GlaxoSmithKline Holdings (Americas) Inc.
GlaxoSmithKline Finance plc	GlaxoSmithKline LLC
GlaxoSmithKline Holdings Limited *	Human Genome Sciences, Inc.
GlaxoSmithKline Research & Development Limited	GSK Consumer Health, Inc. (68%)
GlaxoSmithKline Services Unlimited *	PF Consumer Healthcare 1 LLC (68%)
GlaxoSmithKline UK Limited	S.R. One, Limited
Setfirst Limited	Stiefel Laboratories, Inc.
SmithKline Beecham Limited	Tesaro, Inc.
ViiV Healthcare Finance Limited (78.3%)	ViiV Healthcare Company (78.3%)
ViiV Healthcare Limited (78.3%)
ViiV Healthcare UK Limited (78.3%)

Europe	Others
GlaxoSmithKline Pharmaceuticals SA (Belgium)	GlaxoSmithKline Australia Pty Ltd (Australia)
GlaxoSmithKline Sante Grand Public SAS (France) (68%)	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd (Australia) (68%)
Laboratoire GlaxoSmithKline (France)	GlaxoSmithKline Brasil Limitada (Brazil)
ViiV Healthcare SAS (France) (78.3%)	GlaxoSmithKline Consumer Healthcare Inc. (Canada) ( 68% )
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG (Germany) (68%)	GlaxoSmithKline Inc. (Canada)
GlaxoSmithKline GmbH & Co. KG (Germany)	ID Biomedical Corporation of Quebec (Canada)
GSK Vaccines GmbH (Germany)	PF Consumer Healthcare Canada ULC/PF Soins De Sante SRI (Canada) (68%)
GlaxoSmithKline Consumer Healthcare S.p.A. (Italy) (68%)	GlaxoSmithKline Limited (China (Hong Kong))
GlaxoSmithKline S.p.A. (Italy)	Sino-American Tianjin Smith Kline & French Laboratories Ltd (China) (55%)
GSK Vaccines S.r.l. (Italy)	Wyeth Pharmaceutical Co. Ltd (China) (68%)
Pfizer Consumer Manufacturing Italy S.r.l. (Italy) (68%)	GlaxoSmithKline Asia Pvt. Limited (India)
GSK Services Sp z o.o. (Poland)	GlaxoSmithKline Consumer Healthcare Limited (India) (72.5%)
GlaxoSmithKline Trading Services Limited (Republic of Ireland) (i)	GlaxoSmithKline Pharmaceuticals Limited (India) (75%)
GlaxoSmithKline Healthcare AO (Russia) (68%)	GlaxoSmithKline Consumer Healthcare Japan K.K. (Japan) (68%)
GlaxoSmithKline S.A. (Spain)	GlaxoSmithKline K.K. (Japan)
Laboratorios ViiV Healthcare, S.L. (Spain) (78.3%)	ViiV Healthcare Kabushiki Kaisha (Japan) (78.3%)
GSK Consumer Healthcare S.A. (Switzerland) (68%)	GlaxoSmithKline Pakistan Limited (Pakistan) (82.6%)
Glaxo Wellcome Manufacturing Pte Ltd. (Singapore)
GlaxoSmithKline Korea Limited (Republic of Korea)
GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. (Turkey)

(i)
Exempt from the provisions of section 347 and 348 of the Companies Act 2014 (Ireland), in accordance with the exemptions noted in Section 357 of that Act. Further subsidiaries, as disclosed on pages 299 to 310, are exempt from these provisions as they are also consolidated in the group financial statements.

*	Directly held wholly-owned subsidiary of GlaxoSmithKline plc.